Unaudited Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Preferred Stock (Series C) [Member]	Preferred Stock (Series B) [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income / (Loss) [Member]	Retained Earnings (Accumulated Deficit) [Member]
Balance as of, Value at Dec. 31, 2012	$ 520,452	$ 0	$ 0	$ 8	$ 714,100	$ (152,842)	$ (40,814)
Balance as of, Shares at Dec. 31, 2012		0	0	74,800,000
Net income	55,291						55,291
Dividends - Common stock	(40,392)						(40,392)
Other Comprehensive Income	55,507					55,507
Balance as of, value at Jun. 30, 2013	590,858	0	0	8	714,100	(97,335)	(25,915)
Balance as of, shares at Jun. 30, 2013		0	0	74,800,000
Balance as of, Value at Dec. 31, 2013	656,949	0	0	8	762,142	(85,154)	(20,047)
Balance as of, Shares at Dec. 31, 2013		0	2,000,000	74,800,000
Net income	47,213						47,213
Preferred stock Series C issuance, value	96,850	0			96,850
Preferred stock Series C issuance, shares		4,000,000
Preferred stock Series C expenses	(327)				(327)
Dividends - Common stock	(41,140)						(41,140)
Dividends - Preferred stock	(5,719)						(5,719)
Other Comprehensive Income	18,900					18,900
Balance as of, value at Jun. 30, 2014	$ 772,726	$ 0	$ 0	$ 8	$ 858,665	$ (66,254)	$ (19,693)
Balance as of, shares at Jun. 30, 2014		4,000,000	2,000,000	74,800,000